SCHEDULE OF SHARE CAPITAL (Details) (Parenthetical)	Aug. 07, 2025	Jun. 16, 2025 $ / shares	Jan. 15, 2025 $ / shares	Jul. 15, 2024 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 € / shares	Jun. 15, 2025 $ / shares	Jan. 14, 2025 $ / shares	Jul. 14, 2024 $ / shares	Jun. 30, 2024 € / shares
IfrsStatementLineItems [Line Items]
Reverse share splits, description		1-for-4.1	1-for-28.5	1-for-75
Potential ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Reverse share splits, description	1-for-7
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Par value per share		$ 0.000000000000041	$ 4.70250014886352	$ 0.165	$ 0.000000000000287		$ 0.00000000000001	$ 0.165	$ 0.0022
Preference shares [member]
IfrsStatementLineItems [Line Items]
Par value per share					0.0001
Deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share | (per share)					0.0001	€ 1.00				€ 1
New deferred shares [member]
IfrsStatementLineItems [Line Items]
Par value per share					$ 0.00000000000001